Fair values of financial assets and liabilities - Movements in level 3 financial assets portfolio (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	£ 581,368
Balance at end of period	607,644	£ 592,919
Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	1,889	2,779
Exchange and other adjustments	83	1
Gains recognised in the income statement within other income	21	2
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income		4
Purchases	368	483
Sales	(312)	(1,273)
Transfers into the level 3 portfolio	14	420
Transfers out of the level 3 portfolio	(50)
Balance at end of period	2,013	2,416
Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2020	105
Level 3 | Financial assets at FVPL
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	1,829	2,721
Exchange and other adjustments	79	1
Gains recognised in the income statement within other income	20	2
Purchases	368	483
Sales	(312)	(1,272)
Transfers into the level 3 portfolio		399
Transfers out of the level 3 portfolio	(50)
Balance at end of period	1,934	2,334
Gains (losses) recognised in the income statement within other income relating to those assets held at 30 June 2020	105
Level 3 | Financial assets at FVOCI
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period	60	53
Exchange and other adjustments	4
Gains recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income		4
Sales		(1)
Balance at end of period	64	56
Level 3 | Derivative financial instruments
Reconciliation of changes in fair value measurement, assets [abstract]
Balance at beginning of period		5
Gains recognised in the income statement within other income	1
Transfers into the level 3 portfolio	14	21
Balance at end of period	£ 15	£ 26